Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of condensed income statement
a.	Research and development expenses – net

	Year ended December 31,
	2019	2018	2017
Payroll and related expenses	$2,259	$1,317	$593
Research and development services	2,682	874	298
Materials	454	363	195
Patent-related expenses	120	242	219
Share Based Compensation	607	862	123
Depreciation	198	121	83
Other	486	476	180
	6,806	4,255	1,691
Israel Innovation Authority participation in research and development costs and royalties payable	(1,082)	-	-
	$5,724	$4,255	$1,691

b.	General and administrative expenses

	Year ended December 31,
	2019	2018	2017
Payroll expenses and management fees	$569	$343	$189
Compensation to directors	526	182	176
Professional fees	725	208	70
Office maintenance and office expenses	145	96	16
Insurance	243	11	7
Share Based Compensation	203	147	(2)
Other	484	57	24
	$2,895	$1,044	$480

c.	Financial income

	Year ended December 31,
	2019	2018	2017
Interest income	$238	$138	$37
Exchange differences, net	-	790	-
Net change in fair value warrants	-	132	-
	$238	$1,060	$37

d.	Financial expenses

	Year ended December 31,
	2019	2018	2017
Issuance expenses related to warrants	$-	$-	$19
Exchange differences, net	945	-	350
Net change in fair value warrants	51	-	-
Bank commissions	7	3	1
	$1,003	$3	$370